Insurance Contracts - Summary of Unearned Premium Reserves (Detail) - Short-term insurance contracts [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Unearned premium reserves [line items]
As at 1 January	¥ 14,178	¥ 12,632
Increase	13,239	14,178
Release	(14,178)	(12,632)
As at 31 December	13,239	14,178
Gross [member]
Unearned premium reserves [line items]
As at 1 January	14,701	13,001
Increase	14,062	14,701
Release	(14,701)	(13,001)
As at 31 December	14,062	14,701
Ceded [member]
Unearned premium reserves [line items]
As at 1 January	(523)	(369)
Increase	(823)	(523)
Release	523	369
As at 31 December	¥ (823)	¥ (523)